Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-financial Assets
Schedule of other non-financial assets

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	7,023,579	2,605,172	5,969,572	–
Advertising	9,430,148	9,452,969	9,638,905	12,189,131
Advances to suppliers	9,860,004	–	2,646,597	–
Prepaid expenses	1,736,475	156,307	1,633,812	312,916
Total advances	28,050,206	12,214,448	19,888,886	12,502,047
Guarantees paid	–	92,963	11,223	107,492
Consumables	754,621	–	985,485	–
Dividends receivable	869,878	–	1,152,147	–
Others	–	3,616	–	3,905
Total others assets	1,624,499	96,579	2,148,855	111,397
Total	29,674,705	12,311,027	22,037,741	12,613,444